UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04443
Investment Company Act File Number
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
March 31
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund
Eaton Vance National Limited Maturity Municipal Income Fund
Eaton Vance New York Limited Maturity Municipal Income Fund
Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 3.2%
Idaho Board Bank Authority, 5.00%, 9/15/22	$1,000	$1,176,920
Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	750	931,538

		$2,108,458

Education — 8.5%
Delaware County, PA, (Villanova University), 5.00%, 12/1/20	$500	$598,905
Indiana University, IN, 5.00%, 8/1/20	155	186,067
Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,000	1,246,260
New York Dormitory Authority, (State University Educational Facilities), 5.25% to 5/15/12 (Put Date), 11/15/23	1,000	1,017,960
Purdue University, IN, 5.00%, 7/1/21	150	180,792
University of Houston, TX, 5.00%, 2/15/21	1,000	1,187,390
University of Pittsburgh, PA, 5.25%, 9/15/23	1,000	1,205,760

		$5,623,134

Electric Utilities — 9.3%
California Department of Water Resource Power Supply, 5.00%, 5/1/22	$670	$778,305
Connecticut Development Authority, (United Illuminating Co.), 5.75% to 2/1/12 (Put Date), 6/1/26	1,000	1,003,590
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	1,000	1,137,340
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	545,675
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	800	925,560
Puerto Rico Electric Power Authority, 5.00%, 7/1/23	500	528,145
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,000	1,245,100

		$6,163,715

General Obligations — 9.7%
Laguna Beach, CA, Unified School District, (Election of 2001), 5.00%, 8/1/22	$500	$609,900
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	1,500	1,711,935
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	2,000	1,800,060
Virginia, 5.00%, 6/1/28	1,500	1,721,295
Wilmington, DE, 5.00%, 12/1/25	500	587,010

		$6,430,200

Hospital — 10.5%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$825	$890,753
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,000	1,191,750
Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,000	1,116,340
Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,000	1,084,010
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	309,922
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,505,540
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	445	435,455
Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	200	224,810
Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	175	199,547

		$6,958,127

Insured-Education — 4.7%
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,000	$1,291,120
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,000	693,750
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,000	1,132,360

		$3,117,230

1

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Electric Utilities — 3.2%
Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,000	$1,154,520
South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	850	986,858

		$2,141,378

Insured-Escrowed/Prerefunded — 1.8%
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	$1,000	$1,199,390

		$1,199,390

Insured-General Obligations — 4.6%
Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,000	$1,321,140
New York, NY, (AGM), 5.00%, 4/1/22	500	564,660
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,154,890

		$3,040,690

Insured-Special Tax Revenue — 4.7%
Jefferson, LA, Sales Tax, (AGC), 5.00%, 12/1/21	$1,000	$1,175,060
Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	700	834,778
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,000	1,096,090

		$3,105,928

Insured-Transportation — 2.5%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,000	$1,179,870
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	420	498,616

		$1,678,486

Insured-Water and Sewer — 4.0%
Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,000	$1,166,240
Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,000	1,159,480
Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	250	315,925

		$2,641,645

Lease Revenue/Certificates of Participation — 1.0%
Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	$530	$649,605

		$649,605

Nursing Home — 0.1%
Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$55	$55,078

		$55,078

Other Revenue — 3.7%
Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$890	$678,919
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/19	500	608,140
New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,131,350

		$2,418,409

Senior Living/Life Care — 0.9%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$275	$286,723
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 1.838%, 1/1/42(1)	590	293,820

		$580,543

Special Tax Revenue — 4.9%
California Economic Recovery, 5.00%, 7/1/18	$500	$605,795
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	70	72,794
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	65	63,941
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	150	148,271
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	20	19,669
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	25	15,405
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	23,397
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	40	33,772

2

	Principal
	Amount
Security	(000’s omitted)	Value
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	$45	$19,772
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	35	0
North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	235	235,096
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	140	137,069
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	95,476
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,365	1,701,486
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(3)	20	5,801
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(3)	105	73,547

		$3,251,291

Student Loan — 4.1%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,000	$1,082,690
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	1,500	1,660,860

		$2,743,550

Transportation — 13.9%
Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,000	$1,192,120
Maryland Transportation Authority, 5.00%, 7/1/20	1,000	1,239,880
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	600,390
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,250	1,475,325
Ohio Major New State Infrastructure Project Revenue, 5.75%, 6/15/19	1,000	1,239,740
Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,000	1,151,780
Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,000	1,140,090
Texas Transportation Commission, State Highway Fund, First Tier, 5.00%, 4/1/21	1,000	1,186,980

		$9,226,305

Water and Sewer — 3.2%
Fairfax County, VA, Water Revenue, 5.25%, 4/1/23(4)	$1,000	$1,308,700
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	670	788,804

		$2,097,504

Total Tax-Exempt Investments — 98.5% (identified cost $58,231,392)		$65,230,666

Other Assets, Less Liabilities — 1.5%		$1,017,832

Net Assets — 100.0%		$66,248,498

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At December 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Texas	10.1%
		Others, representing less than 10% individually	88.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 25.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 7.9% of total investments.

(1)		Security is in default and making only partial interest payments.

(2)		Defaulted bond.

(3)		Defaulted matured bond.

(4)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	75 U.S. 10-Year Treasury Note	Short	$(9,721,152)	$(9,834,375)	$(113,223)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $113,223.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,157,086

Gross unrealized appreciation	$7,619,989
Gross unrealized depreciation	(546,409)

Net unrealized appreciation	$7,073,580

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,230,666	$—	$65,230,666

Total Investments	$—	$65,230,666	$—	$65,230,666

Liability Description

Futures Contracts	$(113,223)	$—	$—	$(113,223)

Total	$(113,223)	$—	$—	$(113,223)

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 4.4%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,274,620
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,254,650

		$2,529,270

Education — 16.1%
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	$770	$814,814
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,201,490
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,055	1,220,624
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,239,120
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	1,645	2,213,874
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	122,892
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	246,008
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	181,950
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	871,448
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,216,820

		$9,329,040

Electric Utilities — 6.6%
Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$500	$506,305
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	1,000	1,156,950
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,000	2,155,520

		$3,818,775

Escrowed/Prerefunded — 9.3%
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	$2,000	$1,934,320
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	265	270,939
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,100	2,472,162
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	680	728,708

		$5,406,129

General Obligations — 8.7%
Burlington, 5.00%, 2/1/15	$500	$565,850
Burlington, 5.00%, 2/1/16	500	583,265
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,196,770
Wellesley, 5.00%, 6/1/16	1,100	1,303,368
Wellesley, 5.00%, 6/1/17	1,150	1,400,953

		$5,050,206

Hospital — 11.0%
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	$500	$541,100
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	551,480
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	600	610,332
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	865	878,805
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,091,220

1

	Principal
	Amount
Security	(000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	$710	$694,771
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	875,632
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,153,060

		$6,396,400

Industrial Development Revenue — 1.1%
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$745	$614,916

		$614,916

Insured-Education — 1.9%
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,000	$1,077,140

		$1,077,140

Insured-Electric Utilities — 3.5%
Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/12	$1,000	$1,013,700
Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/13	1,000	1,013,060

		$2,026,760

Insured-Escrowed/Prerefunded — 3.2%
Boston, (NPFG), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,000	$1,004,160
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	635	826,097

		$1,830,257

Insured-General Obligations — 8.1%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,404,574
Massachusetts, (AMBAC), 5.00%, 7/1/12	1,000	1,024,390
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,289,350

		$4,718,314

Insured-Hospital — 2.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$562,160
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,121,360

		$1,683,520

Insured-Special Tax Revenue — 4.6%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$2,089,632
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	500	582,085

		$2,671,717

Insured-Water and Sewer — 2.3%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,308,020

		$1,308,020

Other Revenue — 3.0%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,142,950
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	618,200

		$1,761,150

Senior Living/Life Care — 1.7%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$505	$505,439
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	286,723
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	210	200,964

		$993,126

2

	Principal
	Amount
Security	(000’s omitted)	Value
Solid Waste — 1.7%
Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,000	$1,003,340

		$1,003,340

Special Tax Revenue — 5.8%
Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$554,040
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,626,202
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,192,260

		$3,372,502

Transportation — 1.0%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$600,390

		$600,390

Total Tax-Exempt Investments — 96.9% (identified cost $50,432,211)		$56,190,972

Other Assets, Less Liabilities — 3.1%		$1,809,620

Net Assets — 100.0%		$58,000,592

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 27.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 15.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	13 U.S. 10-Year Treasury Note	Short	$(1,685,000)	$(1,704,625)	$(19,625)
3/12	9 U.S. 30-Year Treasury Bond	Short	(1,283,329)	(1,303,313)	(19,984)

					$(39,609)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $39,609.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,404,300

Gross unrealized appreciation	$5,925,741
Gross unrealized depreciation	(139,069)

Net unrealized appreciation	$5,786,672

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$56,190,972	$—	$56,190,972

Total Investments	$—	$56,190,972	$—	$56,190,972

Liability Description

Futures Contracts	$(39,609)	$—	$—	$(39,609)

Total	$(39,609)	$—	$—	$(39,609)

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
National Limited Maturity Municipal Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 5.9%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$210	$180,774
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,332,016
Kansas Development Finance Authority, (Revolving Funds-Department of Health and Environment), 5.00%, 3/1/22	9,215	11,325,419
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,763,950
Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	2,000	2,458,040
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,595	1,703,444
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	855	892,860
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	280	359,514
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,184,758
Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	300	273,111
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	10,000	11,990,300
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,506,150

		$42,970,336

Cogeneration — 0.1%
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$375	$370,969
Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	570	570,005

		$940,974

Education — 3.5%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$500	$546,090
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	545,020
Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	2,000	2,147,220
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(1)	250	109,375
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	385	395,099
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	3,078,749
New Jersey Educational Facilities Authority, (Princeton Theological Seminary), 5.00%, 7/1/22	1,000	1,238,790
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/19	1,600	1,968,112
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,750	3,366,935
Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	500	532,995
Ohio State University General Receipts, 5.00%, 12/1/23	250	293,855
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,166,730
University of California, 5.00%, 5/15/21	500	579,595
University of Illinois, 0.00%, 4/1/15	1,700	1,583,618
University of Illinois, 0.00%, 4/1/16	1,000	899,920
University of Texas, 5.25%, 7/1/26	5,245	6,844,935

		$25,297,038

Electric Utilities — 8.2%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,916,157
California Department of Water Resource Power Supply, 5.00%, 5/1/22	6,705	7,788,863
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,262,260
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,200	3,702,240
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,587,160
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,440,040

	Principal
	Amount
Security	(000’s omitted)	Value
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	$3,500	$3,765,720
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,965,080
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,500	2,680,300
New Hampshire Business Finance Authority Pollution Control, (United Illuminating Co.), (AMT), 7.125% to 2/1/12 (Put Date), 7/1/27	3,000	3,012,900
New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	420	422,407
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	700	800,926
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	500	538,880
Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,500	6,715,995
Sam Rayburn Municipal Power Agency, TX, Power Supply System, 6.00%, 10/1/16	1,250	1,284,550
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	8,684,365
Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,500	2,534,675

		$59,102,518

Escrowed/Prerefunded — 2.4%
California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$250	$256,557
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	330	355,968
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,000	3,531,660
Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,000	2,121,360
New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	350	397,796
New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,235	1,264,677
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,403,743
Ohio State Water Development Authority, (Drinking Water), Prerefunded to 12/1/12, 5.50%, 12/1/14	430	450,769
Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,000	2,102,100
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,000	5,629,350

		$17,513,980

General Obligations — 9.3%
Chemeketa, OR, Community College District, 5.50%, 6/15/22	$1,000	$1,203,330
Franklin County, OH, 5.00%, 12/1/12	395	412,408
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,275,190
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,778,308
Gwinnett County, GA, School District, 5.00%, 2/1/29	5,400	6,525,792
Hamilton, OH, School District, 6.15%, 12/1/15	500	597,320
Maryland State and Local Facilities, 5.00%, 8/1/18	10,000	12,113,300
Michigan, 6.00%, 11/1/22	2,985	3,664,565
North Carolina, 5.00%, 5/1/22	10,000	12,906,300
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,432,362
Princeton, NJ, Regional School District, 4.75%, 2/1/22	1,000	1,180,540
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	15,320	10,379,300
Wake County, NC, 5.00%, 3/1/24	10,000	12,913,000

		$67,381,715

Health Care-Miscellaneous — 0.2%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,000	$1,033,220
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	138	138,308

		$1,171,528

Hospital — 8.3%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$5,775	$6,235,268
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	574,915

	Principal
	Amount
Security	(000’s omitted)	Value
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	$500	$595,875
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	1,000	1,028,630
Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	3,000	3,254,070
Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,000	6,790,680
Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,500	2,622,075
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,205	1,380,412
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,860	2,061,010
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,835	3,087,315
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	3,110,492
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,113,790
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,656,763
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,441,325
Michigan Hospital Finance Authority, (Ascension Health), 5.00% to 11/1/12 (Put Date), 11/1/27	7,470	7,754,009
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,000	1,001,050
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,000	2,044,380
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,750	1,847,598
New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	135	137,774
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	500	515,955
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,129,860
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,805	1,918,210
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	983,860
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,047,358
South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,000	2,048,840
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,155,680
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	287,455
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	1,917,125

		$59,741,774

Housing — 0.2%
Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$270	$270,724
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	500	515,915
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	610	525,997
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(1)	95	51,299

		$1,363,935

Industrial Development Revenue — 6.0%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$6,813,246
Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00% to 5/1/15 (Put Date), 5/1/29(1)	1,500	315,210
Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	2,000	2,008,280
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,000	1,053,190
Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,650	5,681,866
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,415	1,168,479
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,890	1,864,164
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,985,394
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	9,990	10,625,464
Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,950	1,983,988
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,571,116
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	7,915	6,532,962

		$43,603,359

Insured-Education — 2.0%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$338,243
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	608,950

	Principal
	Amount
Security	(000’s omitted)	Value
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	$1,000	$1,088,270
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,343,067
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,333,418
New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	2,000	2,134,700
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,259,156

		$14,105,804

Insured-Electric Utilities — 2.2%
California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$600	$669,102
Cape May County, NJ, Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	560	734,552
Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00% to 3/15/12 (Put Date), 12/1/34	8,000	8,070,960
Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,000	3,413,670
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	558,835
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,112,600
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,144,130

		$15,703,849

Insured-Escrowed/Prerefunded — 2.6%
Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$443,836
Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,000	1,139,900
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,000	3,354,660
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,000	2,236,440
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,000	1,118,220
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,591,100
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	1,300	1,337,505
Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	410,592
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,425	2,908,521

		$18,540,774

Insured-General Obligations — 8.4%
Boston, MA, (NPFG), 0.125%, 3/1/22	$8,000	$6,195,360
Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	4,500	5,405,175
Clearview, NJ, Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	330	356,228
Freehold, NJ, Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	250	301,438
Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	1,000	965,810
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,216,390
Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	6,000	7,501,200
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,055	1,354,894
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	625	805,931
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,000	10,539,700
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,406,440
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,661,802
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,440	3,845,782
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	1,965,060
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	1,500	1,520,790
St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	1,000	939,930
Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	500	523,565
Washington, (AMBAC), 0.00%, 12/1/22	10,000	7,163,800

	Principal
	Amount
Security	(000’s omitted)	Value
West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	$4,275	$3,234,722

		$60,904,017

Insured-Hospital — 1.5%
Cuyahoga County, OH, (MetroHealth System), (NPFG), 5.50%, 2/15/12	$400	$402,660
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/12	1,000	1,005,090
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	1,000	1,040,130
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	500	534,340
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,405	3,635,348
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,745	3,978,052

		$10,595,620

Insured-Lease Revenue/Certificates of Participation — 1.3%
California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$420	$436,283
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	1,000	1,114,600
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,560,600
Texas Public Finance Authority, (NPFG), 0.00%, 2/1/12	2,100	2,099,076

		$9,210,559

Insured-Other Revenue — 0.1%
Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$175	$183,848
Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	500	605,101

		$788,949

Insured-Special Tax Revenue — 4.7%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$1,715	$1,786,550
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	6,084,850
Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	10,000	12,704,500
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,530,100
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	4,920	5,727,716
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	279,005
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	595,945

		$33,708,666

Insured-Student Loan — 1.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,445	$3,774,583
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	5,815	5,901,179

		$9,675,762

Insured-Transportation — 4.7%
Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,295	$2,301,839
Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,000	1,004,180
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,045	1,232,964
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,121,690
Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	2,000	2,013,900
Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,125	8,964,800
Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,000	1,032,410
New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	10,000	5,455,000
New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,000	6,135,950
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,234,667
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	1,750	2,172,048
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	720,867
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	779,355

		$34,169,670

Insured-Water and Sewer — 1.8%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$2,000	$1,813,560
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,642,719

	Principal
	Amount
Security	(000’s omitted)	Value
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	$3,250	$4,043,325
North Hudson, NJ, Sewer Authority, (NPFG), 5.125%, 8/1/22	1,000	1,140,700
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,213,779
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/16	565	508,952
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/17	565	493,494
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/18	565	471,464

		$13,327,993

Lease Revenue/Certificates of Participation — 2.7%
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	$1,100	$1,412,730
California Public Works, (University of California), 5.25%, 6/1/20	500	615,665
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/20	5,265	5,946,870
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,240	2,484,742
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,945	2,122,190
New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	4,385	5,328,828
Newberry, SC, Investing In Children’s Education, (Newberry County School District), 5.25%, 12/1/24	1,755	1,843,206

		$19,754,231

Other Revenue — 2.5%
Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$4,430	$3,379,337
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,220	963,092
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,500	3,679,830
Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	3,950	3,754,475
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	105	103,594
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	700	644,791
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	280,833
Seminole Tribe, FL, 5.75%, 10/1/22(2)	5,250	5,255,828

		$18,061,780

Senior Living/Life Care — 0.7%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,520	$1,600,758
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	200	201,616
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	650	649,955
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	490	468,915
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	520	567,694
New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	1,150	1,156,785
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(3)	495	246,510
St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	460	455,234

		$5,347,467

Solid Waste — 1.0%
Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,000	$4,013,360
Napa-Vallejo, CA, Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	350	350,609
Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	3,000	3,032,070

		$7,396,039

Special Tax Revenue — 2.2%
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	$741	$538,625
California Economic Recovery, 5.00%, 7/1/18	500	605,795
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	190	197,585
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,190,440
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	560	550,872
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	510	504,120
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	95	93,428
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,270,470
Michigan Trunk Line, 5.00%, 11/15/21	500	621,835
Michigan Trunk Line, 5.00%, 11/15/22	345	422,114

	Principal
	Amount
Security	(000’s omitted)	Value
Michigan Trunk Line, 5.00%, 11/15/23	$600	$721,842
Michigan Trunk Line, 5.00%, 11/15/24	500	591,945
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,270,005
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,274,540
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,692,450
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	180	182,115
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	190	196,038
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	155	95,509
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	154,030
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	240	202,632
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 0.00%, (0.00% until 11/1/13), 5/1/18	310	136,208
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	280	3
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	830	812,620
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,165	1,112,295
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(4)	275	79,764
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(4)	315	220,642

		$15,737,922

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,118,510

		$1,118,510

Transportation — 11.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$587,430
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,585,450
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,018,942
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	592,750
Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.25%, 9/1/15	2,500	2,634,700
Maryland Transportation Authority, 5.00%, 3/1/18	10,000	11,956,700
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,949,750
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,916,950
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,999,550
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,771,740
New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	6,000	7,253,460
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,901,300
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,189,720
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	11,000	12,171,940
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	10,000	11,759,800

		$84,290,182

Water and Sewer — 1.1%
Fairfax County, VA, Water Authority, 5.00%, 4/1/18(5)	$5,000	$5,992,550
Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	440	548,566
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,275,860

		$7,816,976

Total Tax-Exempt Investments — 96.8% (identified cost $646,547,551)		$699,341,927

Other Assets, Less Liabilities — 3.2%		$22,961,667

Net Assets — 100.0%		$722,303,594

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

SUNY	-	State University of New York

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New Jersey	13.2%
		Others, representing less than 10% individually	83.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 31.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 16.3% of total investments.

(1)		Defaulted bond.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2011, the aggregate value of these securities is $9,599,963 or 1.3% of the Fund’s net assets.

(3)		Security is in default and making only partial interest payments.

(4)		Defaulted matured bond.

(5)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	187 U.S. 10-Year Treasury Note	Short	$(24,238,072)	$(24,520,375)	$(282,303)
3/12	173 U.S. 30-Year Treasury Bond	Short	(24,668,432)	(25,052,563)	(384,131)

					$(666,434)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $666,434.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$646,268,763

Gross unrealized appreciation	$59,916,386
Gross unrealized depreciation	(6,843,222)

Net unrealized appreciation	$53,073,164

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$699,341,927	$—	$699,341,927

Total Investments	$—	$699,341,927	$—	$699,341,927

Liability Description

Futures Contracts	$(666,434)	$—	$—	$(666,434)

Total	$(666,434)	$—	$—	$(666,434)

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
New York Limited Maturity Municipal Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 2.5%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18	$515	$547,141
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,000	1,145,730
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	500	511,320

		$2,204,191

Cogeneration — 3.3%
Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,000	$2,334,060
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	600	584,418

		$2,918,478

Education — 7.5%
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,500	$1,825,380
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	580,739
New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	1,000	1,088,620
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,760,625
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	658,722
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	644,988

		$6,559,074

Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$2,500	$2,694,400

		$2,694,400

Escrowed/Prerefunded — 3.6%
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 2/15/12, 5.375%, 2/15/14	$500	$503,255
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,462,219
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,177,060

		$3,142,534

General Obligations — 2.1%
New York City, 5.00%, 8/1/24	$1,600	$1,862,976

		$1,862,976

Health Care-Miscellaneous — 1.4%
Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Service of Long Island), 5.00%, 7/1/22	$1,000	$1,093,710
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	100	101,076

		$1,194,786

Hospital — 8.1%
New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	$2,000	$2,399,320
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	825,921
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	360	382,579
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,168,810
Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,325	1,453,326
Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	750	786,113

		$7,016,069

1

	Principal
	Amount
Security	(000’s omitted)	Value
Housing — 2.1%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,030,120
New York Mortgage Agency, (AMT), 4.95%, 10/1/21	795	817,944

		$1,848,064

Industrial Development Revenue — 4.2%
New York Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	$1,000	$1,005,710
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,500	1,595,415
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,250	1,031,737

		$3,632,862

Insured-Education — 13.2%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,076,550
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,000	1,082,010
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,645,510
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,249,830
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,337,024
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,772,321
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,214,230
New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,000	1,084,830
New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,000	1,027,350

		$11,489,655

Insured-Electric Utilities — 1.8%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$480,560
Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,000	1,118,270

		$1,598,830

Insured-Escrowed/Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$250	$289,570

		$289,570

Insured-General Obligations — 2.0%
Clarence Central School District, (AGM), 5.00%, 5/15/17	$500	$508,380
Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	1,000	1,202,410

		$1,710,790

Insured-Hospital — 2.2%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,931,648

		$1,931,648

Insured-Lease Revenue/Certificates of Participation — 1.4%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,000	$1,188,000

		$1,188,000

Insured-Special Tax Revenue — 7.4%
New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,250	$2,236,522
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,532,880
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,674,030

		$6,443,432

Insured-Transportation — 10.0%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,224,900
Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,000	1,089,250
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,131,150
New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,235	2,858,610
Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	1,920	2,369,856

		$8,673,766

2

	Principal
	Amount
Security	(000’s omitted)	Value
Lease Revenue/Certificates of Participation — 0.7%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$593,625

		$593,625

Other Revenue — 6.1%
Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$750	$454,080
Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	750	828,900
New York City Transitional Finance Authority, 5.25%, 1/15/27	1,000	1,131,350
New York City Transitional Finance Authority, 6.00%, 7/15/33	540	621,205
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,279,447

		$5,314,982

Senior Living/Life Care — 0.4%
Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$315	$312,030

		$312,030

Special Tax Revenue — 7.9%
34th Street Partnership, Inc., 5.00%, 1/1/17	$1,140	$1,194,492
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	1,900	2,236,718
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,415,890

		$6,847,100

Transportation — 2.6%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,130,180
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,106,540

		$2,236,720

Water and Sewer — 4.7%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,223,250
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,860,888

		$4,084,138

Total Tax-Exempt Investments — 98.6% (identified cost $78,583,830)		$85,787,720

Other Assets, Less Liabilities — 1.4%		$1,212,813

Net Assets — 100.0%		$87,000,533

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 38.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.0% to 18.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	11 U.S. 10-Year Treasury Note	Short	$(1,425,769)	$(1,442,375)	$(16,606)
3/12	19 U.S. 30-Year Treasury Bond	Short	(2,709,250)	(2,751,438)	(42,188)

					$(58,794)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $58,794.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,524,840

Gross unrealized appreciation	$7,772,315
Gross unrealized depreciation	(509,435)

Net unrealized appreciation	$7,262,880

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$85,787,720	$—	$85,787,720

Total Investments	$—	$85,787,720	$—	$85,787,720

Liability Description

Futures Contracts	$(58,794)	$—	$—	$(58,794)

Total	$(58,794)	$—	$—	$(58,794)

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Cogeneration — 0.4%
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$200	$197,850

		$197,850

Education — 12.0%
Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	$1,150	$1,397,100
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,151,644
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,151,230
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,139,530
University of Pittsburgh, 5.50%, 9/15/23	750	930,833
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,126,540

		$6,896,877

Electric Utilities — 4.0%
Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00%, to 6/1/12 (Put Date), 12/1/42	$750	$763,027
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,000	1,119,870
York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	400	405,224

		$2,288,121

Escrowed/Prerefunded — 1.4%
Washington County Hospital Authority, (Monongahela Vineyard Hospital), Escrowed to Maturity, 5.00%, 6/1/12	$800	$816,120

		$816,120

General Obligations — 10.4%
Bucks County, 5.125%, 5/1/21	$500	$606,080
Chester County, 5.00%, 7/15/28	1,530	1,751,238
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,194,640
Montgomery County, 4.375%, 12/1/31(1)	400	425,240
Mount Lebanon School District, 5.00%, 2/15/28	1,780	1,995,273

		$5,972,471

Hospital — 7.9%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$587,210
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	592,935
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	500	565,890
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	694,157
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	195,848
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	811,350
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,101,300

		$4,548,690

Housing — 3.3%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,373,154
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	508,890

		$1,882,044

1

	Principal
	Amount
Security	(000’s omitted)	Value
Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$622,815

		$622,815

Insured-Cogeneration — 2.2%
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,264,692

		$1,264,692

Insured-Education — 7.4%
Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,681,680
Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,100	1,105,544
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	500	596,210
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	750	837,150

		$4,220,584

Insured-Escrowed/Prerefunded — 6.5%
Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	$1,000	$1,077,800
Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,000	1,008,610
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,633,354

		$3,719,764

Insured-General Obligations — 20.1%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,397,050
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	951,170
Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	750	866,078
Harrisburg, (AMBAC), 0.00%, 9/15/12	1,635	1,547,053
Palmyra Area School District, (FGIC), (NPFG), Prerefunded to 5/1/12, 5.00%, 5/1/17	1,000	1,016,190
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,276,120
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,228,030
Pittsburgh School District, (AGM), 5.00%, 9/1/22	1,000	1,174,830
Pocono Mountain School District, (AGM), 5.00%, 9/1/28	1,000	1,056,510
Reading School District, (FGIC), (NPFG), 0.00%, 1/15/12	1,000	999,750

		$11,512,781

Insured-Hospital — 1.5%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$315,025
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	528,425

		$843,450

Insured-Lease Revenue/Certificates of Participation — 1.8%
Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,000	$1,052,250

		$1,052,250

Insured-Transportation — 3.2%
Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/12	$590	$590,083
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,236,820

		$1,826,903

Insured-Water and Sewer — 6.3%
Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$570,800
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	544,725
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	2,000	2,484,960

		$3,600,485

2

	Principal
	Amount
Security	(000’s omitted)	Value
Senior Living/Life Care — 0.7%
Cliff House Trust, (AMT), 6.625%, 6/1/27(2)	$390	$206,766
Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	185	185,442

		$392,208

Special Tax Revenue — 1.5%
Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$750	$869,880

		$869,880

Transportation — 3.1%
Delaware River Port Authority, 5.00%, 1/1/27	$1,105	$1,204,119
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	566,470

		$1,770,589

Total Tax-Exempt Investments — 94.8% (identified cost $50,410,762)		$54,298,574

Other Assets, Less Liabilities — 5.2%		$2,999,727

Net Assets — 100.0%		$57,298,301

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 51.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 20.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security is in default and making only partial interest payments.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	30 U.S. 10-Year Treasury Note	Short	$(3,888,461)	$(3,933,750)	$(45,289)
3/12	30 U.S. 30-Year Treasury Bond	Short	(4,277,763)	(4,344,375)	(66,612)

					$(111,901)

3

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $111,901.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,379,643

Gross unrealized appreciation	$4,181,831
Gross unrealized depreciation	(262,900)

Net unrealized appreciation	$3,918,931

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,298,574	$—	$54,298,574

Total Investments	$—	$54,298,574	$—	$54,298,574

Liability Description

Futures Contracts	$(111,901)	$—	$—	$(111,901)

Total	$(111,901)	$—	$—	$(111,901)

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust
By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell Treasurer

Date:	February 23, 2012